ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ (540.3)	$ (129.6)	$ 1,120.0
Other comprehensive income (loss)	(23.7)	(91.7)	144.0
Ending balance	(704.8)	(540.3)	(129.6)
Accumulated Other Comprehensive Income (Loss), Net of Tax	18.1	41.8	133.5
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	43.2	133.8	(8.3)
Other comprehensive income (loss)	(10.3)	(90.6)	142.1
Ending balance	32.9	43.2	133.8
Pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1.4)	(0.3)	(2.2)
Actuarial (loss) gain deferred during the period, net of income taxes	(13.4)	(1.1)	1.9
Amortization of deferred losses into earnings	0.0	0.0	0.0
Ending balance	(14.8)	(1.4)	(0.3)
Pension actuarial losses deferred , Tax	$ 0.1	$ 0.0	$ 0.0